UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street
Honolulu, HI  96816-1425

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code:  808-988-8088

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2016

Lee Financial Tactical Fund

May 2, 2016

Dear fellow shareholder,

On June 10, 2011, the Lee Financial Tactical Fund (the “Fund”) commenced operations as a new series of Lee Financial Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

The Fund had a beginning net asset value (“NAV”) of $10.60 per share on October 1, 2015 and a closing NAV of $11.20 per share on March 31, 2016.  On December 17, 2015 the Fund paid a distribution of $0.08 per share, which resulted in a 6.47%* total return for the six month period ended March 31, 2016 versus 8.49%* for the Fund’s benchmark index, the S&P 500 Index.

Detracting from the Fund’s relative results against its benchmark index was the Fund portfolio’s performance in the technology and consumer discretionary sectors, whereas the largest contributors were the financials and telecommunication services sectors.

U.S. equity markets went through a fairly dramatic swing in performance for the six months ended March 31, 2016.  From peak to trough in this time period, the S&P 500 Index had a decrease of 13%. This was noteworthy considering the volatility that investors had just experienced in August and September of 2015. We believe some of the possible reasons for this performance included the declining price of oil, worries of the Federal Open Market Committee tightening monetary policy, and concerns about the economic viability of international equity markets. The portfolio manager continued to invest primarily in equity securities of U.S. companies by investing in large, medium and/or small capitalization securities, mainly with market capitalizations at the time of purchase of $2 billion or greater.  At the end of the reporting period, the Fund held 86.86% of its net assets in common stocks.

During the six-month period ended March 31, 2016, the Fund portfolio also held structured notes, fixed income exchange traded funds and exchange traded notes to develop an asset allocation strategy that provides a more diversified portfolio in an attempt to create protection in down markets.  At the end of the reporting period, the Fund held 7.76% of net assets in these investment categories.

At March 31, 2016, the Fund had a cash allocation of 5.01% in the Federated Government Obligation-I money market fund.

1

On the following pages you will find our March 31, 2016 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088 or (800) 354-9654.

On a final note, we would like to express our appreciation for the confidence you have placed in our firm in the management of your assets.

Warmest Aloha,
Terrence K.H. Lee
President and CEO

*	Return is not annualized.

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market.  Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.
Mutual fund investing involves risks. Principal loss is possible. The Lee Financial Tactical Fund’s investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer’s guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer’s guarantee is generally available only if the Fund holds the structured note to maturity.  The Fund may also invest in options which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund’s investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company’s expenses. Writing call options is a highly specialized activity which involves greater liquidity, counterparty and equity price risks.  The Fund's investments in exchange traded notes are subject to credit risk and the value of the exchange traded note may decline due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.
The S&P 500 Index is an unmanaged market capitalization weighted index comprised of 500 widely held common stocks. The S&P 500 Index is generally considered representative of the stock market as a whole.  It is not possible to invest directly in an unmanaged index.

Lee Financial Securities, Inc., member FINRA, is the distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment advisor with the SEC.
May 25, 2016

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager (the “Investment Manager”) concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

2

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses.  The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps.  Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000. If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.” If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario.  You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.  Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/2015	Ending Account Value 03/31/2016	Expenses Paid During Period* 10/01/15 - 03/31/16
Lee Financial Tactical Fund
Actual	$1,000.00	$1,064.70	$6.30
Hypothetical	$1,000.00	$1,018.90	$6.16

*
Expenses are equal to the annualized expense ratio (1.22%), which is net of fee waivers, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

3

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)
COMMON STOCK - 86.86%

	Shares	Value
CONSUMER DISCRETIONARY – 9.53%
The Home Depot, Inc.	18,000	$2,401,740
Toyota Motor Corporation - ADR (a)	18,500	1,966,920
		4,368,660

CONSUMER STAPLES – 15.25%
CVS Health Corporation	24,600	2,551,758
Costco Wholesale Corporation	16,700	2,631,586
The Procter & Gamble Company	22,000	1,810,820
		6,994,164

ENERGY – 6.01%
Exxon Mobil Corporation	19,500	1,630,005
Phillips 66	13,000	1,125,670
		2,755,675

FINANCIALS – 7.31%
The Goldman Sachs Group, Inc.	9,000	1,412,820
Welltower Inc.	28,000	1,941,520
		3,354,340

HEALTH CARE – 8.07%
Gilead Sciences, Inc.	13,200	1,212,552
Novo Nordisk A/S ADR	22,000	1,192,180
Teva Pharmaceutical Industries Ltd. - ADR	24,250	1,297,618
		3,702,350

INDUSTRIALS – 11.46%
AECOM (a)	33,000	1,016,070
Lockheed Martin Corporation	6,500	1,439,750
Raytheon Company	13,850	1,698,425
XPO Logistics, Inc. (a)	35,800	1,099,060
		5,253,305
See accompanying notes to financial statements.
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LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY – 17.03%
Alphabet Inc. (a)	3,420	$2,609,118
Apple Inc.	18,300	1,994,517
Cisco Systems, Inc.	42,000	1,195,740
PayPal Holdings, Inc. (a)	18,000	694,800
Visa Inc.	17,200	1,315,456
		7,809,631

MATERIALS – 6.13%
The Dow Chemical Company	20,000	1,017,200
Nucor Corporation	37,900	1,792,670
		2,809,870

TELECOMMUNICATION SERVICES – 6.07%
Verizon Communications	51,500	2,785,120
		2,785,120

Total Common Stocks (Cost $34,859,198)		$39,833,115

EXCHANGE TRADED FUNDS – 3.48%
Vanguard Intermediate-Term Bond Index Fund	18,500	$1,595,995
		1,595,995

Total Exchange Traded Funds (Cost $1,555,511)		$1,595,995

EXCHANGE TRADED NOTES – 0.69%
iPath® S&P 500 VIX Short-Term FuturesTM(a)	18,000	$316,980
		316,980

Total Exchange Traded Notes (Cost $458,276)		$316,980
See accompanying notes to financial statements.
5

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
STRUCTURED NOTES – 3.59%

Credit Suisse Capped Buffered Return Equity Securities Linked to the Russell 2000® Index due 02/15/2017 (a) Return at maturity of 100% of the appreciation, if any, of the Russell 2000® Index up to cap of 15.20% and losses of 100% of the depreciation of the Russell 2000® Index in excess of 15%.	500,000	$466,850

Credit Suisse Capped Buffered Return Equity Securities Linked to the MSCI EAFE® Index due 05/11/2017 (a) Return at maturity of 100% of the appreciation, if any, of the MSCI EAFE® Index up to cap of 15.60% and losses of 100% of the depreciation of the MSCI EAFE® Index in excess of 12%.	400,000	396,600

Deutsche Bank Capped Buffered Notes Linked to the S&P 500® Index due 08/12/2016 (a) Return at maturity of 100% of the appreciation, if any, of the S&P 500® Index up to cap of 12.30% and losses of 100% of the depreciation of the S&P 500® Index in excess of 12%.	300,000	304,200

Deutsche Bank Uncapped Buffered Notes Linked to the EURO STOXX 50® Index due 09/08/2016 (a) Return at maturity of 100% of the appreciation, if any, of the EURO STOXX 50® Index and losses of 100% of the depreciation of the EURO STOXX 50® Index in excess of 10%.	500,000	480,600
Total Structured Notes (Cost $1,700,000)		$1,648,250

MONEY MARKET FUND – 5.01%

Federated Government Obligation-I	2,298,169	$2,298,169
Money Market Fund (Cost $2,298,169)		$2,298,169

Total Investments (Cost $40,871,154) (b)	99.63%	45,692,509
Other Assets Less Liabilities	0.37%	167,855
Net Assets	100.00%	$45,860,364

(a) Non-Income producing security.
(b) Aggregate cost for federal income tax purposes is $40,871,154.

At March 31, 2016 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$5,228,835
Gross unrealized (depreciation)	(407,480)
Net unrealized appreciation	$4,821,355
See accompanying notes to financial statements.
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LEE FINANCIAL TACTICAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

Tactical
Fund
ASSETS
Investments at market value
(Identified cost $40,871,154) (Note 1 (A))	$45,692,509
Income receivable	61,838
Subscriptions receivable	145,362
Other Assets	25,174
Total assets	45,924,883

LIABILITIES
Redemptions payable	10,067
Management fee payable	24,925
Administration fee payable	757
Distribution Plan payable	3,035
Shareholder Servicing fee payable	3,835
Transfer Agent fee payable	2,301
Chief Compliance Officer fee payable	1,881
Director’s fee payable	435
Director’s expenses payable	466
Accrued expenses	16,817
Total liabilities	64,519

NET ASSETS	$45,860,364
(Applicable to 4,096,391 shares outstanding, $0.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.20

NET ASSETS
At March 31, 2016, net assets consisted of:
Paid-in capital	$42,416,089
Undistributed net investment income	115,055
Accumulated net realized (loss) on investments	(1,492,135)
Net unrealized appreciation on investments	4,821,355

$45,860,364
See accompanying notes to financial statements.
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LEE FINANCIAL TACTICAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

Tactical
Fund
INVESTMENT INCOME
Dividend Income (Foreign tax withheld $9,881)	$475,215
Interest income	1,740
Total investment income	476,955

Expenses
Management fee (Note 2)	208,214
Distribution costs (Notes 2 and 3)	12,810
Transfer Agent fee (Note 2)	13,584
Shareholder Services fee (Note 2)	22,640
Administration fee (Note 2)	4,527
Accounting fee	21,960
Legal and Audit fees	19,607
Custodian fee	3,843
Insurance	1,327
Registration fee	15,138
Chief Compliance Officer fee (Note 2)	10,969
Director’s fee	1,487
Director’s expenses	864
Printing fee	742
Mailing fee	238
Total expenses	337,950

Management fees waived (Note 2)	(61,055)
Net Expenses	276,895
Net investment income	200,060

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) on transactions from:
Investments	(622,327)
Options	-

Net change in unrealized appreciation on transactions from:
Investments	3,286,762
Options	-
Net realized and unrealized gain on investments	2,664,435

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,864,495
See accompanying notes to financial statements.
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LEE FINANCIAL TACTICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended March 31, 2016 (Unaudited)	For The Year Ended September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$200,060	$278,621
Net realized (loss) on investments	(622,327)	(314,865)
(Decrease) Increase in unrealized appreciation of investments	3,286,762	(2,869,063)
Net increase (decrease) in net assets resulting from operations	2,864,495	(2,905,307)
Distributions to shareholders from:
Net investment income
($0.08 and $0.00++ per share, respectively)	(350,013)	(10,827)
Capital gains
($0.00 and $0.70 per share, respectively)	-	(2,454,630)
Total distributions to shareholders	(350,013)	(2,465,457)
Capital share transactions (a)
(Decrease) Increase in net assets resulting from capital share transactions	(2,347,161)	11,495,051
Total increase in net assets	167,321	6,124,287
NET ASSETS
Beginning of period	45,693,043	39,568,756
End of period (including undistributed net investment income of $115,055 and $265,008, respectively)	$45,860,364	$45,693,043

(a) Summary of capital share activity follows:

	For The Six Months Ended March 31, 2016 (Unaudited)		For The Year Ended September 30, 2015
	Shares	Value	Shares	Value
Shares sold	161,076	$1,742,118	1,241,660	$14,664,504
Shares issued on reinvestment of distributions	31,877	350,013	212,539	2,465,457
	192,953	2,092,131	1,454,199	17,129,961
Shares redeemed	(406,327)	(4,439,292)	(483,684)	(5,634,910)
Net (decrease) increase	(213,374)	$(2,347,161)	970,515	$11,495,051

++	Less than $0.01 per share.

See accompanying notes to financial statements.
9

LEE FINANCIAL TACTICAL FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For The Six Months Ended March 31, 2016		Years and Period Ended September 30,
	(Unaudited)		2015	2014	2013	2012	2011*
Net asset value
Beginning of period	$10.60		$11.85	$11.26	$10.42	$9.17	$10.00
Income from investment operations
Net investment income	0.05		0.07	0.00	0.03	(0.01)	(0.03)
Net gain (loss) on securities (both realized and unrealized)	0.63		(0.62)	1.62	0.93	1.26	(0.80)
Total from investment operations	0.68		(0.55)	1.62	0.96	1.25	(0.83)
Less distributions
Dividends from net investment income	(0.08)		(0.00)++	(0.01)	(0.02)	-	-
Distributions from capital gains	-		(0.70)	(1.02)	(0.10)	-	-
Total distributions	(0.08)		(0.70)	(1.03)	(0.12)	-	-
End of period	$11.20		$10.60	$11.85	$11.26	$10.42	$9.17
Total return	6.47	%+	-5.10%	15.05%	9.34%	13.63%	-8.30	%+

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$45,860		$45,693	$39,569	$37,140	$30,695	$20,910
Ratio of expenses to average net assets before fee waivers (a)	1.49	%**	1.57%	1.68%	1.77%	1.93%	2.28	%**
Ratio of expenses to average net assets after fee waivers (a)	1.22	%**	1.22%	1.33%	1.42%	1.77%	2.28	%**
Ratio of net investment income to average net assets before fee waivers (a)	0.61	%**	0.26%	-0.32%	-0.08%	-0.30%	-1.58	%**
Ratio of net investment income to average net assets after fee waivers (a)	0.88	%**	0.61%	0.03%	0.27%	-0.14%	-1.58	%**
Portfolio turnover	53.55	%+	104.02%	68.25%	228.93%	81.84%	18.42	%+

*	Commenced operations June 10, 2011.
**	Annualized.
+	Not annualized.
++	Less than $0.01 per share.
(a)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.
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LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Lee Financial Tactical Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company.  Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.  The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. companies and allocating a portion of total assets to structured notes.  The Fund also may invest in exchange traded funds (“ETFs”) that invest in domestic or foreign securities, foreign securities, real estate investment trusts, fixed income securities, short-term debt instruments, cash and cash equivalents, and convertible bonds and convertible preferred stock.  It also may write and purchase covered call and put options.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset.  Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer’s guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer’s guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The Fund may write (sell) covered call options on securities.  If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price.  Writing call options is a highly specialized activity and entails greater than ordinary investment risks.  The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets.  The value of the Fund’s positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable.  Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets.  As a result there is a possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies.  Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  The Fund did not enter into any options transactions during the semi-annual period ended March 31, 2016.
11

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

The Fund’s investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company’s expenses.  The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

The Fund may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security.  ETNs are traded on a major exchange, but investors may also hold the ETN until maturity. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by the length of time to maturity, supply and demand, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

(A)	SECURITY VALUATION

Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.  Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents.  Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the NASDAQ Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities.  If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices.  In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions).  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  Exchange-traded open-end investment companies, closed-end investment companies and notes are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets.  Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund’s net asset value (“NAV”) calculation.  However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation.  In addition, prices for certain foreign securities may be obtained from the Fund’s approved independent pricing agents.  Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.
12

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors.  For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them.  Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:
13

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

Common Stocks, Exchange–Traded Funds and Exchange–Traded Notes, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

Structured Notes are categorized in Level 2 of the fair value hierarchy.

Investment in registered open-end investment management companies are categorized as Level 1 of the fair value hierarchy.

Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2016.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$39,833,115	$-0-	$-0-	$39,833,115
Exchange Traded Funds	$1,595,995	$-0-	$-0-	$1,595,995
Exchange Traded Notes	$316,980	$-0-	$-0-	$316,980
Structured Notes	$-0-	$1,648,250	$-0-	$1,648,250
Money Market Fund	$2,298,169	$-0-	$-0-	$2,298,169
Total Investments	$44,044,259	$1,648,250	$-0-	$45,692,509
Liabilities
Written covered call options	$-0-	$-0-	$-0-	$-0-

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the March 31, 2016 period.

Structured Notes at Value
Balance as of 09/30/2015	$-0-
Realized gain (loss)	$-
Change in unrealized appreciation (depreciation)	$-
Purchases (sales)	$400,000
Transfers in and/or (out) of Level 3	$(400,000)
Balance as of 03/31/2016	$-0-
14

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.   Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  As of September 30, 2015, open Federal tax years include the tax year ended September 30, 2012 through September 30, 2015.  The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted.  The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010.  Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.  At September 30, 2015, the Lee Financial Tactical Fund did not have any capital loss carryforwards to offset current year gains.

The Fund incurred net capital losses of $758,834 after October 31, 2014.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis.  Net realized gains and losses from investment transactions are reported on an identified cost basis.  Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.  The Fund intends to pay income dividends at least annually.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.
15

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively.  Effective February 1, 2016, LFG agreed to reduce its annualized management fee from 1.00% to 0.75%.  In accordance with the terms of the administrative services agreement, LFG also receives compensation at the annual rate of up to 0.05% of the Fund’s average daily net assets.  The Investment Manager has voluntarily agreed to waive 0.10% of its 0.75% management fees through January 31, 2017.  For the period ended March 31, 2016, the Fund was allocated and incurred $10,969 for the Chief Compliance Officer fee which was payable to LFG.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, did not receive any compensation for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund.  In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets.  LFR has delegated certain of its duties and responsibilities to Ultimus Fund Solutions, LLC as sub-transfer agent.  LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors.  As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.10% of the Fund’s average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act.  Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Lee Financial Tactical Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $22,229,845 and $22,915,141, respectively, for the Fund during the six month period October 1, 2015 through March 31, 2016.
16

LEE FINANCIAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(5)   TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2015 and 2014 were as follows:
	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lee Financial Tactical Fund
2015	$545,201	$1,920,256	$2,465,457
2014	$1,282,525	$2,097,098	$3,379,623

The tax character of distributable earnings at September 30, 2015 were as follows:

	Undistributed Net Investment Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/ (Loss)*	Total Distributable Earnings
Lee Financial Tactical Fund	$265,008	$-	$-	$(758,834)	$1,423,619	$929,793

 *     The difference between book basis and tax basis unrealized appreciation is attributable to wash sales.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary difference relates to tax adjustments related to the redesignation of the character of dividends for tax purposes. For the year ended September 30, 2015, the Lee Financial Tactical Fund’s undistributed net investment income was increased by $211 and accumulated net realized loss on investments was decreased by $211.

(6)   NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  The Fund’s management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

(7)   SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of March 31, 2016, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.
17

Disclosure Regarding Approval of the Amendment to the Investment Management Agreement
Lee Financial Tactical Fund (Unaudited)

At a meeting held on October 21, 2015, the Board of Directors (the “Board”) of Lee Financial Mutual Fund, Inc. (the “Fund”) considered and approved Lee Financial Group Hawaii, Inc.’s (“LFG”) proposal to amend the Investment Management Agreement between the Fund and LFG with respect to the Lee Financial Tactical Fund (the “Portfolio”), a series of Lee Financial Mutual Fund, Inc., to lower the annualized management fee from 1.00% to 0.75% of the Portfolio’s average daily net assets effective February 1, 2016.  In addition LFG proposed to reduce its management fee waiver of 0.35% to 0.10% fee effective February 1, 2016 through January 31, 2017.  The reduction in the management fee and the corresponding reduction in the level of the fee waiver would not change current net management fee of 0.65% of the average daily net assets of the Portfolio.

Prior to the meeting, the Board had received detailed information from LFG, which consisted of the same information that the Board reviewed at the July 29, 2015 Board meeting in considering the renewal of the Investment Management Agreement. The Board also considered the Fund CCO’s confirmation that there had been no material changes or updates to that information, other than the proposed reduction of the management fee and fee waiver for the Portfolio. This information together with other information provided by LFG and the information provided to the Board throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the amendment to the Investment Management Agreement are described below.

During the course of the year, the Board received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio.  In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results; management fee; performance; financial and profitability information regarding LFG; descriptions of various functions such as compliance monitoring and portfolio trading, brokerage and soft-dollar commission practices; and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio.  Further, an independent third party prepared an analytical report which provided comparative management fee, expense and performance information for the Portfolio and its peer group.

The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors of the Board. The Board discussed the approval of the amendment to the agreement with LFG representatives.  In deciding to recommend the approval of the amendment to the agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

The Board members considered the investment management fee for the Portfolio and the contractual fee waiver and the comparative cost of similar services being paid by other similar mutual funds and LFG’s other similarly managed clients.  The Board also considered Mr. Lee’s representation that there would be no change in the nature, quality or level of services provided by LFG to the Portfolio and the Board reflected on their evaluation of the nature, extent and quality of services and the experience and qualifications of the personnel providing those services that occurred at the July 29, 2015 contract renewal meeting.  The Board members also considered that the reduction in the management fee and the corresponding reduction in the fee waiver would have no impact on LFG’s profitability, costs of services provided, and benefits derived by LFG from its relationship with the Portfolio.  In addition, the Board members considered that these reductions would not have any impact on the net expense ratio or performance of the Portfolio. The Board members also considered that the proposed change in the management fee would not impact its evaluation of economies of scale as the Portfolio grows.

No single factor was determinative of the Board's decision to amend the Portfolio’s Investment Management Agreement, but rather the Board based their determination on the total mix of information available to them.  Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund’s Independent Directors of the Board present, concluded that the Portfolio’s Investment Management Agreement and the compensation, as amended, is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.
18

LEE FINANCIAL TACTICAL FUND (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement:Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities.  Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI  96816-1425.  Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2014 and ending June 30, 2015.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q.  Shareholders may view the filed Form N-Q by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.  The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
19

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii  96816-1425

DISTRIBUTOR

Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii  96816-1425

FUND ACCOUNTANT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio  45246

CUSTODIAN

MUFG Union Bank, N.A.
350 California Street, 6th Floor
San Francisco, California  94104

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, Pennsylvania  19103-6996

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii  96816-1425

20

Hawaii Municipal Fund

May 2, 2016

Dear fellow shareholder,

The Hawaii Municipal Fund is in the midst of its 28th year of operations. During that time we have experienced a myriad of economic changes, both good and bad – such as the rise and fall of oil prices, bull markets, bear markets, and the rise and fall of interest rates.

In spite of continued unpredictable economic times coupled with a volatile political environment, the Hawaii Municipal Fund has maintained its investment objective which is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund consists of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies that pay interest that is exempt from regular federal and State of Hawaii income tax.

As shareholders of the Fund, we are earning tax-free income* and supporting local projects designed to support and enrich our community. The money raised through municipal bonds is commonly used to build and upgrade schools, hospitals, roads, airports, and sewer systems. These projects create jobs and improve the quality of life here in the islands.

During the past six months, the Federal Open Market Committee (“FOMC”) finally increased the federal funds rate for the first time since June 2006. On December 16, 2015, rates were raised from a range of 0%-0.25%, to 0.25%-0.50%. In our opinion, this was a very modest increase as the FOMC forecasted additional gradual interest rate hikes dependent upon economic conditions. Given the continuing volatility in the international markets and the lack of inflation growth in the U.S. economy, it’s not clear whether there will be more rate increases in the near future.

We continue to believe that municipal bonds are attractive investments for long term investors. The Fund’s portfolio manager has been strategically investing in shorter term, higher quality bonds in anticipation of rising interest rates.

The Fund had a beginning net asset value (“NAV”) of $11.21 per share on October 1, 2015 and a closing NAV of $11.31 per share on March 31, 2016. The Fund’s $0.10 per share increase in NAV combined with the net income distribution of $0.15 per share resulted in a total return of 2.23%+ for the six month reporting period ended March 31, 2016. During the same period, the return for the Fund’s benchmark index, the Barclays Capital Municipal Bond Index, was 3.20%+. The Fund’s portfolio had a shorter effective maturity than the Barclays Capital Municipal Bond Index which detracted from the Fund’s relative results against its benchmark index.

Thank you for your continued support and referrals. On the following pages you will find our March 31, 2016 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088.

Warmest Aloha,

Terrence K.H. Lee
President and CEO

*	Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

+	Return is not annualized.

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.

Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

The Barclays Capital Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. This index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Lee Financial Securities, Inc., member FINRA, is the distributor for Lee Financial Mutual Fund, Inc.
Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment advisor with the SEC.

May 25, 2016

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager, (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/2015	Ending Account Value 03/31/2016	Expenses Paid During Period* 10/01/15 – 03/31/16
Hawaii Municipal Fund Investor Class
Actual	$1,000.00	$1,022.30	$5.26
Hypothetical	$1,000.00	$1,019.80	$5.25

*	Expenses are equal to the annualized expense ratio (1.04%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	HAWAII MUNICIPAL BONDS - 97.44%
	Hawaii County
	General Obligation Bonds – 1.99%
$1,755,000	5.000%,	07/15/21	$1,921,444
1,210,000	5.000%,	03/01/25	1,391,403
			3,312,847
	Hawaii State
	General Obligation Bonds - 9.02%
2,000,000	5.000%,	10/01/24	2,510,680
2,340,000	5.000%,	06/01/25	2,637,016
1,660,000	5.000%,	06/01/25	1,865,176
2,000,000	4.000%,	10/01/26	2,340,380
270,000	5.000%,	05/01/27	293,142
1,535,000	5.000%,	05/01/27	1,666,565
45,000	5.000%,	05/01/27	48,730
1,000,000	5.000%,	08/01/29	1,220,340
2,000,000	5.000%,	08/01/30	2,430,480
			15,012,509
	Airport Systems Revenue Bonds - 8.15%
1,000,000	5.000%,	07/01/24	1,145,260
665,000	5.250%,	07/01/26	775,968
8,780,000	5.250%,	07/01/27	10,241,168
1,200,000	5.250%,	07/01/28	1,395,924
			13,558,320
	Certificates of Participation - State Office Buildings - 3.29%
4,200,000	5.000%,	05/01/17	4,389,336
500,000	4.000%,	05/01/19	540,210
500,000	4.000%,	05/01/20	545,880
			5,475,426
	Department of Budget & Finance Special Purpose Revenue Bonds Hawaiian Electric Company, Inc. – 7.99%
5,000,000	4.650%,	03/01/37	5,106,850
7,200,000	6.500%,	07/01/39	8,191,512
			13,298,362

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	Hawaii Pacific Health – 5.20%
$775,000	4.625%,	07/01/21	$878,184
6,000,000	5.500%,	07/01/40	6,676,020
200,000	5.750%,	07/01/40	224,866
750,000	5.500%,	07/01/43	877,537
			8,656,607

	Hawaii Mid-Pacific Institute – 2.24%
2,085,000	5.000%,	01/01/26	2,089,108
1,635,000	4.625%,	01/01/36	1,635,294
			3,724,402
	Kahala Nui – 7.03%
300,000	3.350%,	11/15/19	301,749
300,000	3.600%,	11/15/20	301,692
250,000	3.800%,	11/15/21	251,392
500,000	5.000%,	11/15/21	551,275
1,065,000	4.625%,	11/15/27	1,073,435
1,200,000	5.000%,	11/15/27	1,339,104
3,200,000	5.125%,	11/15/32	3,486,688
4,055,000	5.250%,	11/15/37	4,385,888
			11,691,223

	Queen’s Health Systems – 5.07%
2,000,000	5.000%,	07/01/23	2,438,560
1,000,000	5.000%,	07/01/25	1,250,930
4,000,000	5.000%,	07/01/35	4,740,480
			8,429,970

	Department of Hawaiian Home Lands – 2.70%
1,000,000	5.875%,	04/01/34	1,123,340
3,000,000	6.000%,	04/01/39	3,362,250
			4,485,590

	Hawaiian Home Lands – COP Kapolei – 3.84%
210,000	3.750%,	11/01/16	213,056
950,000	4.125%,	11/01/23	966,064
5,100,000	5.000%,	11/01/31	5,213,424
			6,392,544

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	Department of Transportation Airports COP – 5.11%
$1,000,000	5.000%,	08/01/23	$1,198,100
1,420,000	5.250%,	08/01/24	1,699,712
725,000	5.250%,	08/01/25	860,292
2,570,000	5.250%,	08/01/26	3,028,822
1,000,000	5.000%,	08/01/27	1,146,840
500,000	5.000%,	08/01/28	569,865
			8,503,631

	Harbor Capital Improvements Revenue Bonds – 2.21%
1,665,000	5.375%,	01/01/17	1,670,328
2,005,000	5.250%,	01/01/21	2,011,556
			3,681,884

	Hawaii Health Systems – 0.44%
730,000	4.700%,	02/15/19	735,147

	Highway Revenue – 2.29%
1,640,000	5.000%,	01/01/26	1,955,454
1,500,000	5.000%,	01/01/27	1,859,490
			3,814,944

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.88%
810,000	4.750%,	07/01/22	864,772
600,000	4.750%,	07/01/23	637,686
895,000	5.000%,	07/01/24	954,097
100,000	5.000%,	07/01/25	105,966
990,000	6.000%,	07/01/26	1,078,724
1,055,000	6.000%,	07/01/27	1,148,188
785,000	6.000%,	07/01/28	853,083
750,000	6.000%,	07/01/29	813,840
			6,456,356

	HFDC Multi-Family-Kuhio Park – 3.54%
2,430,000	4.750%,	10/01/27	2,628,604
3,000,000	4.950%,	04/01/29	3,265,560
			5,894,164

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	HFDC Multi-Family-Iwilei Apartments– 2.58%
$165,000	3.300%,	01/01/26	$170,071
4,000,000	3.750%,	01/01/31	4,124,760
			4,294,831
	HFDC Multi-Family-Kooloaula Apartments– 2.27%
210,000	3.125%,	09/01/22	211,810
3,435,000	4.000%,	09/01/33	3,569,515
			3,781,325
	University of Hawaii - Revenue Bonds – 5.88%
100,000	4.000%,	07/15/16	100,967
1,000,000	5.000%,	10/01/18	1,095,750
1,000,000	5.000%,	10/01/19	1,130,560
1,500,000	5.000%,	10/01/23	1,533,285
3,355,000	4.500%,	07/15/26	3,392,643
2,500,000	5.000%,	07/15/29	2,531,525
			9,784,730
	Honolulu City & County
	General Obligation Bonds – 1.38%
700,000	5.000%,	08/01/26	830,375
700,000	5.000%,	10/01/29	869,057
500,000	5.000%,	11/01/33	599,090
			2,298,522
	Multi-Family – Waipahu – 1.09%
1,810,000	6.900%,	06/20/35	1,815,883

	Water System Revenue Bonds Board of Water Supply – 3.24%
2,000,000	5.000%,	07/01/29	2,434,960
2,500,000	5.000%,	07/01/32	2,958,700
			5,393,660
	Wastewater System Revenue Bonds – 2.07%
1,750,000	5.000%,	07/01/26	2,190,808
1,000,000	5.000%,	07/01/26	1,257,650
			3,448,458

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	Kauai County
	General Obligation Bonds – 1.39%
$400,000	3.125%,	08/01/23	$435,528
770,000	5.000%,	08/01/24	914,290
880,000	3.625%,	08/01/25	952,301
			2,302,119
	Kukuiula Development – 2.09%
1,090,000	5.625%,	05/15/33	1,135,911
2,250,000	5.750%,	05/15/42	2,343,802
			3,479,713
	Maui County
	General Obligation Bonds – 1.46%
1,000,000	5.000%,	09/01/23	1,251,600
1,000,000	4.000%,	09/01/28	1,170,690
			2,422,290

	Total Hawaii Municipal Bonds (Cost $153,779,009)		$162,145,457

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2016 (Unaudited)

Par Value				Value (Note 1 (A))
	VIRGIN ISLANDS MUNICIPAL BONDS - 0.03%
	Virgin Islands
	Public Finance Authority, Series A - 0.03%
$45,000	7.300%,	10/01/18		$49,042

	Total Virgin Islands Municipal Bonds (Cost $44,831)			$49,042

	Total Investments (Cost $153,823,840) (a)		97.47%	$162,194,499
	Other Assets Less Liabilities		2.53%	4,205,903
	Net Assets		100.00%	$166,400,402

(a) Aggregate cost for federal income tax purposes is $153,764,536.

At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$8,435,881
Gross unrealized (depreciation)	(5,918)
Net unrealized appreciation	$8,429,963

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

Municipal Fund
ASSETS
Investments at market value
(Identified cost $153,823,840) (Note 1 (A))	$162,194,499
Cash	2,215,749
Interest receivable	2,127,975
Subscription receivable	155,276
Other assets	7,063
Total assets	166,700,562
LIABILITIES
Distributions payable	110,007
Redemptions payable	30,093
Management fee payable	69,986
Administration fee payable	2,799
Distribution Plan payable	20,996
Shareholder Servicing fee payable	13,997
Transfer Agent fee payable	8,398
Chief Compliance Officer fee payable	5,585
Director’s fee payable	2,314
Director’s expenses payable	1,294
Accrued expenses	34,691
Total liabilities	300,160
NET ASSETS	$166,400,402
(Applicable to 14,713,479 shares outstanding, $0.01 par value, 40,000,000 shares authorized)
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.31
NET ASSETS
At March 31, 2016, net assets consisted of:
Paid-in capital	$158,318,982
Undistributed net investment income	87,913
Accumulated net realized (loss) on investments	(377,152)
Net unrealized appreciation	8,370,659
$166,400,402

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

Municipal Fund
INVESTMENT INCOME
Interest income	$3,032,586
Expenses
Management fee (Note 2)	413,410
Distribution costs (Notes 2 and 3)	124,024
Transfer Agent fee (Note 2)	49,608
Shareholder Services fee (Note 2)	82,681
Administration fee (Note 2)	16,535
Accounting fee	37,881
Legal and Audit fees	47,477
Custodian fee	12,180
Insurance	5,856
Registration fee	5,170
Chief Compliance Officer fee (Note 2)	31,407
OOP-Transfer Agent	16,065
Director’s fee	5,596
Director’s expenses	2,618
Shareholder Communications expense	3,401
Printing expense	4,510
Mailing fee	1,767
Total expenses	860,186
Fee reductions (Note 5)	-
Net expenses	860,186
Net investment income	2,172,400
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	778,944
Change in unrealized appreciation of investments	659,967
Net gain on investments	1,438,911
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,611,311

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended March 31, 2016 (Unaudited)	For The Year Ended September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$2,172,400	$4,687,912
Net realized gain on investments	778,944	76,322
Increase (Decrease) in unrealized appreciation of investments	659,967	(80,307)
Net increase in net assets resulting from operations	3,611,311	4,683,927
Distributions to shareholders from:
Net investment income
Investor Class ($0.15 and $0.31 per share, respectively)	(2,177,213)	(4,667,320)
Total distributions to shareholders	(2,177,213)	(4,667,320)
Capital share transactions (a)
(Decrease) in net assets resulting from capital share transactions	(1,069,481)	(296,105)
Total increase (decrease) in net assets	364,617	(279,498)

NET ASSETS
Beginning of period	166,035,785	166,315,283
End of period (including undistributed net investment income of $87,913 and $92,726, respectively)	$166,400,402	$166,035.785

(a) Summary of capital share activity follows:	Investor Class		Investor Class
	For The Six Months Ended March 31, 2016 (Unaudited)		For The Year Ended September 30, 2015
	Shares	Value	Shares	Value
Shares sold	416,968	$4,694,296	1,112,044	$12,509,607
Shares issued on reinvestment of distributions	132,722	1,495,608	280,205	3,151,416
	549,690	6,189,904	1,392,249	15,661,023
Shares redeemed	(645,563)	(7,259,385)	(1,418,744)	(15,957,128)
Net (decrease)	(95,873)	$(1,069,481)	(26,495)	$(296,105)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	INVESTOR CLASS
	For The Six Months Ended March 31, 2016 (Unaudited)		Years Ended September 30,
			2015	2014		2013		2012		2011
Net asset value
Beginning of period	$11.21		$11.21	$10.72		$11.31		$10.83		$10.97

Income from investment operations
Net investment income	0.15		0.31	0.32		0.34		0.34		0.39
Net gain (loss) on securities
(both realized and unrealized)	0.10		-	0.49		(0.59)		0.48		(0.14)
Total from investment operations	0.25		0.31	0.81		(0.25)		0.82		0.25

Less distributions
Dividends from net investment income	(0.15)		(0.31)	(0.32)		(0.34)		(0.34)		(0.39)
Distributions from capital gains	-		-	-		-		-		-
Total distributions	(0.15)		(0.31)	(0.32)		(0.34)		(0.34)		(0.39)

End of period	$11.31		$11.21	$11.21		$10.72		$11.31		$10.83

Total return	2.23	%+	2.81%	7.69%		-2.28%		7.65%		2.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$166,400		$166,036	$166,315		$161,209		$172,661		$158,266

Ratio of expenses to average net assets (a)	1.04	%*	1.05%	1.03	%(a)	1.01	%(a)	1.04	%(a)	1.03	%(a)

Ratio of net investment income to
average net assets	2.63	%*	2.79%	3.02%		3.07%		3.06%		3.74%

Portfolio turnover	12.54	%+	5.87%	13.46%		9.43%		22.52%		13.68%

*	Annualized
+	Not annualized

(a)
Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.03%, 1.01%, 1.03%, and 1.02%, for the years ended September 30, 2014, 2013, 2012, and 2011, respectively. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company.  Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently authorized to offer one Class of Shares:  Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.  The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk.  Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments.   If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.  Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing  service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.  Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.  Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors.  For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them.  Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2016.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-0-	$162,194,499	$-0-	$162,194,499

There were no transfers in to and out of Levels 1 and 2 during the current period presented.  There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(B)	FEDERAL INCOME TAXES
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders.   Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  As of September 30, 2015, open Federal tax years include the tax years ended September 30, 2012 – September 30, 2015.  The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted.  The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010.  Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.  Rules in effect as of the report date limit the carryforward period to eight years.  Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act;  therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.  At September 30, 2015, the Hawaii Municipal Fund had a capital loss carryforward of $1,156,096 of which $547,947 expires in 2017, $120,704 expires in 2018, and $290,254 short-term capital loss and $197,191 long-term capital loss which do not expire.

The Fund did not incur any net capital losses after October 31, 2014.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
Security transactions are recorded on the trade date.   Interest income is recorded on the accrual basis.   Bond discounts and premiums are amortized using the interest method.   Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(E)	SHARE VALUATION
The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively.  In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.05% of the Fund’s average daily net assets, respectively.  For the period ended March 31, 2016, the Fund was allocated and incurred $31,407 for the Chief Compliance Officer fee which was payable to LFG.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $124,024 for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund.  In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets.  LFR has delegated certain of its duties and responsibilities to Ultimus Fund Solutions, LLC as sub-transfer agent.  LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors.  As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.10% of the Fund’s average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act.  Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $20,239,662 and $21,755,499, respectively, for the Fund during the period October 1, 2015 through March 31, 2016.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(5) CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, a portion of the custodian fees were paid by credits for cash balances. Any remaining credits were used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets  could have been employed to produce income. Effective August 1, 2014, this arrangement has ceased.

(6) TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2015 and 2014 were as follows:

	Exempt-Interest Dividends	Ordinary Income	Long-Term Capital Gains	Total Distributions
Hawaii Municipal Fund
2015	$4,667,320	$-	$-	$4,667,320
2014	$4,783,046	$-	$-	$4,783,046

The tax character of distributable earnings at September 30, 2015 were as follows:

	Undistributed Ordinary Exempt-Interest Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/ (Loss)*	Total Distributable Earnings
Hawaii Municipal Fund	$-	$-	$(1,156,096)	$-	$7,803,418	$6,647,322

*	The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary difference relates to the different treatment on amortization of discount for financial reporting purposes versus tax reporting purposes. For the year-ended September 30, 2015, the Hawaii Municipal Fund’s undistributed investment income  was decreased by $3,134, and accumulated net realized loss on investments was decreased by $3,134.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2016 (Unaudited)

(7) NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Fund’s management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

(8) SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of March 31, 2016, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents:Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement:Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us- If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at  www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816- 1425. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2014 and ending June 30, 2015.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

DISTRIBUTOR

Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

FUND ACCOUNTANT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN

MUFG Union Bank, N.A.
350 California Street, 6th Floor
San Francisco, California 94104

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

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3113 Olu Street Honolulu, Hawaii 96816-1425	PRSRT STD U.S. POSTAGE PAID HONOLULU, HI PERMIT NO. 126

Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.
(a)(2)   Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a- 2(a)) are furnished herewith.
(a)(3)      Not applicable.
(b)              Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO
(principal executive officer)

Date	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO
(principal executive officer)

By (Signature and Title)*	/s/ Nora B. Foley
Nora B. Foley, Treasurer
(principal financial officer)

Date	May 24, 2016

*	Print the name and title of each signing officer under his or her signature.